Capital Management - Additional Information (Detail) - RUB (₽) ₽ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [line items]
Percentage of shares disposed		49.00%
Elga coal complex [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Percentage of shares disposed	49.00%
Proceeds from sale of shares in subsidiaries	₽ 34,300